Temporary Equity - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	May 28, 2021 USD ($) $ / shares shares	May 29, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Temporary Equity [Line Items]
Preferred stock, shares authorized (in shares) | shares	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Redeemable preferred stock, shares authorized (in shares) | shares	100,000,000		100,000,000	570,562,965
Redeemable preferred stock, par value (in dollars per share) | $ / shares	$ 0.0000025		$ 0.00	$ 0.00
Number of shares converted (in shares) | shares	465,832,666
Redemption of redeemable preferred stock (in shares) | shares	15,000,000
Exchange ratio	1.7428
Redeemable preferred stock, shares outstanding (in shares) | shares			3,234,000	469,150,522	404,170,765	370,224,316
Redeemable preferred stock, shares issued (in shares) | shares			3,234,000	469,150,522
Value of shares redeemed and canceled	$ 150,000
Issuance of redeemable preferred stock				$ 814,156	$ 551,577
Payment of redeemable preferred stock issuance costs			$ 0	0	2,400
Warrant Liability
Temporary Equity [Line Items]
Reclassification to permanent equity in conjunction with the Business Combination	$ 161,775		$ 161,775
Warrant To Purchase Series H Redeemable Preferred Stock
Temporary Equity [Line Items]
Number of warrants issued (in shares) | shares		12,170,990
Series 1
Temporary Equity [Line Items]
Redeemable preferred stock, shares authorized (in shares) | shares	4,500,000
Redeemable preferred stock, shares outstanding (in shares) | shares			3,234,000
Redeemable preferred stock, shares issued (in shares) | shares			3,234,000
Redeemable preferred stock, original issuance price (in dollars per share) | $ / shares	$ 100.00		$ 100.00
Special distribution	$ 21,200
Dividend rate (in dollars per share) | $ / shares	$ 12.50
Temporary equity, dividend rate percentage	12.50%
Temporary equity, dividend rate spread percentage	9.94%
Dividends payable			$ 0	0
Temporary equity, dividend default rate	4.00%
Temporary equity, redemption value	$ 323,400		323,400
Issuance of redeemable preferred stock		$ 320,400
Series 1 | Dividend Paid
Temporary Equity [Line Items]
Dividends declared and paid			$ 40,426	$ 40,536	$ 23,923
Series F Redeemable Preferred Stock
Temporary Equity [Line Items]
Exchange ratio	1.1102
Series G Redeemable Preferred Stock
Temporary Equity [Line Items]
Exchange ratio	1.2093
Series H Redeemable Preferred Stock
Temporary Equity [Line Items]
Exchange ratio	1.0863
Proceeds allocated from issuance of warrants		22,300
Issuance of redeemable preferred stock		193,900
Fair value of Series H preferred stock (in dollars per share) | $ / shares	$ 21.89			$ 9.74
Series H Redeemable Preferred Stock | Common Stock Transaction
Temporary Equity [Line Items]
Fair value of Series H preferred stock (in dollars per share) | $ / shares				$ 10.57
Preferred Stock
Temporary Equity [Line Items]
Redeemable preferred stock, shares outstanding (in shares) | shares			0
Redeemable preferred stock, shares issued (in shares) | shares			0
Series 1 and Series H Redeemable Preferred Stock
Temporary Equity [Line Items]
Issuance of redeemable preferred stock		539,000
Payment of redeemable preferred stock issuance costs		$ 2,400